Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) Segment	Jun. 30, 2020 Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash			$ 14,836,000	$ 15,202,000
Impairment of acquired intangible assets	$ 129,400,000		$ 0	129,400,000
Number of reporting units | Segment		1
Number of operating segment | Segment	3	1	1
Goodwill, impairment loss			$ 0
Equipment charge			$ 0
Equipment evaluation period			90 days
Advertising and Marketing Costs			$ 252,000	764,000
Reduction of research and development expense resulting from grant			$ 0	$ 290,000
Expected dividend yield			0.00%	0.00%
Minimum percentage of recognized tax benefit likelihood of being realized upon ultimate settlement with the tax authority			50.00%
Number of business segments | Segment			3
Debt outstanding			$ 0
Customer Concentration Risk | Accounts Receivable | One Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			47.00%	24.00%
Concentration Risk [Member] | Revenue | One Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			38.00%	13.00%
Concentration Risk [Member] | Revenue | Another customer
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			11.00%